Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
U.S. $ in millions
Goodwill as of December 31, 2014	$1,323.5
Goodwill impairment charges	(845.9)
Goodwill acquired	5.4
Translation differences	(1.8)
Goodwill as of September 30, 2015	$481.2

Schedule of Other Intangible Assets
	September 30, 2015				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value
	U.S. $ in thousands
Developed technology	$512,502	$(149,041)	$(192,391)	$171,070	$512,402	$(109,816)	$(11,636)	$390,950
Patents	16,783	(9,552)	-	7,231	15,209	(8,136)	-	7,073
Trademarks and trade names	60,141	(13,556)	(17,577)	29,008	60,046	(9,519)	-	50,527
Customer relationships	151,098	(38,652)	(28,072)	84,374	148,338	(26,219)	-	122,119
Non-compete agreements	10,843	(5,504)	(143)	5,196	10,843	(3,952)	-	6,891
Capitalized software development costs	18,278	(15,105)	-	3,173	17,290	(14,423)	-	2,867
In process research and development	22,179	-	(12,846)	9,333	20,476	-	(3,000)	17,476
	$791,824	$(231,410)	$(251,029)	$309,385	$784,604	$(172,065)	$(14,636)	$597,903

Schedule of Estimated Amortization Expense Relating to Intangible Assets
U.S. $ in thousands
Remaining 3 months of 2015	15,767
2016	62,986
2017	62,420
2018	61,136
2019	48,624
Thereafter	49,119
Total	$300,052